Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Private warrant liabilities at fair value [Member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance
Granted in the year	9,222,288
Losses recognized in profit or loss	(3,288,288)
Balance	5,934,000
Convertible preference share liabilities at fair value [Member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance
Granted in the year	14,067,712
Exercised in the year	(5,214,962)
Losses recognized in profit or loss	(1,085,512)
Balance	7,767,238
Financial assets at fair value through profit or loss, category [member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance	1,073,229
Acquired in the year		1,105,540
Losses recognized in profit or loss	(78,128)	(32,311)
Balance	$ 995,101	$ 1,073,229